Pensions and other post retirement benefits - Narrative (Details)	12 Months Ended
	Mar. 31, 2020 GBP (£) plan	Mar. 31, 2019 GBP (£)	Mar. 31, 2018 GBP (£)	Sep. 30, 2019 GBP (£)	Jan. 01, 2017 GBP (£)	Mar. 31, 2016 GBP (£)
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay	12.00%
Employer contributions	£ 327,000,000	£ 419,000,000	£ 475,000,000
Pensions | NG UKPS
Disclosure of defined benefit plans [line items]
Actuarial loss arising from buy-in arrangement	700,000,000
Pensions | National Grid UK Pension Scheme - Section A
Disclosure of defined benefit plans [line items]
Gilts exchanged for buy-in policy	2,800,000,000
Pensions | National Grid UK Pension Scheme - Section B
Disclosure of defined benefit plans [line items]
Gilts exchanged for buy-in policy	£ 1,600,000,000
US | Pensions
Disclosure of defined benefit plans [line items]
Number of defined benefit plans | plan	4
Employer contributions	£ 153,000,000	231,000,000	208,000,000
Weighted average duration of defined benefit obligation	14 years
US | Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Employer contributions	£ 18,000,000	14,000,000	117,000,000
Weighted average duration of defined benefit obligation	16 years
UK | Pensions
Disclosure of defined benefit plans [line items]
Employer contributions	£ 156,000,000	£ 174,000,000	£ 150,000,000
Weighted average duration of defined benefit obligation	14 years
UK | Pensions | National Grid UK Pension Scheme - Section A
Disclosure of defined benefit plans [line items]
Contribution rate to meet future benefit accrual, percentage of pensionable earnings		51.80%
Maximum guarantee payable					£ 1,000,000,000
UK | Pensions | National Grid UK Pension Scheme - Section B
Disclosure of defined benefit plans [line items]
Contribution rate to meet future benefit accrual, percentage of pensionable earnings		51.40%
Contribution paid				£ 34,000,000
UK | Pensions | National Grid UK Pension Scheme - Section B | Time Period, by September 2020
Disclosure of defined benefit plans [line items]
Additional contribution		£ 32,000,000
UK | Pensions | NGEG of ESPS
Disclosure of defined benefit plans [line items]
Contribution rate to meet future benefit accrual, percentage of pensionable earnings						40.70%
UK | Pensions | NGEG of ESPS | Time Period, 2016 to 2027
Disclosure of defined benefit plans [line items]
Contributions payable per year						£ 48,000,000
Active members | US | Pensions
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	36.00%	37.00%	38.00%
Active members | US | Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	35.00%	39.00%	38.00%
Active members | UK | Pensions
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	8.00%	10.00%	10.00%
Deferred members | US | Pensions
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	9.00%	9.00%	8.00%
Deferred members | US | Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	0.00%	0.00%	0.00%
Deferred members | UK | Pensions
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	14.00%	16.00%	18.00%
Pensioner members | US | Pensions
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	55.00%	54.00%	54.00%
Pensioner members | US | Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	65.00%	61.00%	62.00%
Pensioner members | UK | Pensions
Disclosure of defined benefit plans [line items]
Defined benefit obligation, member concentration percentage	78.00%	74.00%	72.00%